Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,629,624.95

Principal:
Principal Collections	$25,042,988.22
Prepayments in Full	$12,072,096.82
Liquidation Proceeds	$193,026.09
Recoveries	$100,293.26
Sub Total	$37,408,404.39
Collections	$39,038,029.34

Purchase Amounts:
Purchase Amounts Related to Principal	$196,430.24
Purchase Amounts Related to Interest	$376.92
Sub Total	$196,807.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$39,234,836.50

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	26
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$39,234,836.50
Servicing Fee	$645,371.41	$645,371.41	$0.00	$0.00	$38,589,465.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$38,589,465.09
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$38,589,465.09
Interest - Class A-3 Notes	$167,404.72	$167,404.72	$0.00	$0.00	$38,422,060.37
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$38,279,333.70
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,279,333.70
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$38,216,700.03
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,216,700.03
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$38,145,096.03
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,145,096.03
Regular Principal Payment	$34,915,312.47	$34,915,312.47	$0.00	$0.00	$3,229,783.56
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,229,783.56
Residual Released to Depositor	$0.00	$3,229,783.56	$0.00	$0.00	$0.00

Total		$39,234,836.50

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$34,915,312.47
Total					$34,915,312.47
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$34,915,312.47	$50.89	$167,404.72	$0.24	$35,082,717.19	$51.13
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$34,915,312.47	$16.58	$444,369.06	$0.21	$35,359,681.53	$16.79

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$358,724,392.63	0.5228228	$323,809,080.16	0.4719355
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$680,804,392.63	0.3233227	$645,889,080.16	0.3067409

Pool Information
Weighted Average APR	2.577%	2.571%
Weighted Average Remaining Term	35.97	35.16
Number of Receivables Outstanding	41,492	40,577
Pool Balance	$774,445,686.60	$736,801,777.58
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$722,917,523.89	$688,002,211.42
Pool Factor	0.3435840	0.3268832

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$48,799,566.16
Targeted Overcollateralization Amount	$90,912,697.42
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$90,912,697.42

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	26
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		59	$139,367.65
(Recoveries)		49	$100,293.26
Net Loss for Current Collection Period			$39,074.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0605%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0200%
Second Prior Collection Period			0.1322%
Prior Collection Period			0.3054%
Current Collection Period			0.0621%
Four Month Average (Current and Prior Three Collection Periods)			0.1199%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,589	$6,029,925.31
(Cumulative Recoveries)			$1,391,320.44
Cumulative Net Loss for All Collection Periods			$4,638,604.87
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2058%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,329.06
Average Net Loss for Receivables that have experienced a Realized Loss			$1,791.66

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.91%	296	$6,711,322.41
61-90 Days Delinquent	0.13%	38	$946,121.16
91-120 Days Delinquent	0.06%	12	$405,814.04
Over 120 Days Delinquent	0.02%	8	$164,783.96
Total Delinquent Receivables	1.12%	354	$8,228,041.57

Repossession Inventory:
Repossessed in the Current Collection Period		9	$301,406.77
Total Repossessed Inventory		11	$361,117.91

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1433%
Prior Collection Period			0.1470%
Current Collection Period			0.1429%
Three Month Average			0.1444%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2059%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2022
Payment Date	8/15/2022
Transaction Month	26

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	99	$2,454,526.30
2 Months Extended	132	$3,293,145.93
3+ Months Extended	21	$489,408.82

Total Receivables Extended	252	$6,237,081.05

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer